SIDLEY AUSTIN llp 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

Founded 1866

December 12, 2014

VIA ELECTRONIC FILING

Division of Investment Management

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:                             Sentinel Group Funds, Inc.

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), enclosed for the filing under the Securities Act of 1934 is preliminary proxy material consisting of a Notice of Special Meeting of Shareholders, Proxy Statement and Form of Proxy to be used in connection with the Corporation’s Special Meeting of Shareholders scheduled to be held on March 2, 2015.

The Special Meeting is being held for the following purposes:  to elect four Directors to the Board of Directors of the Corporation, to (i) update, standardize and eliminate fundamental investment policies of the series of the Corporation (the “Funds”) and (iii) amend the advisory agreement between the Corporation and Sentinel Asset Management, Inc. to disaggregate the assets of the Government Securities and Low Duration Bond Funds for purposes of determining the advisory fee applicable to those Funds and to implement a new advisory fee schedule.   It is anticipated that a definitive proxy statement or a Notice of Internet Availability will be mailed to record date shareholders on or around January 12, 2015.

Please direct any communications relating to this filing to the undersigned at (212) 839-7316.

Very truly yours,

/s/ Carol J. Whitesides

Carol J. Whitesides

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.